Equipment - Schedule of equipment, net (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equipment
Equipment, gross		$ 1,587,067	$ 1,345,864
Accumulated depreciation		(504,625)	(327,939)
Equipment, net	$ 1,020,664	1,082,442	1,017,925
Computer equipment
Equipment
Equipment, gross		98,391	63,740
Furniture
Equipment
Equipment, gross		27,405	20,116
Engineering equipment
Equipment
Equipment, gross		214,547	171,153
Medical equipment
Equipment
Equipment, gross		184,379	184,379
Robot equipment
Equipment
Equipment, gross		524,506	368,637
Software
Equipment
Equipment, gross		$ 537,839	$ 537,839